SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total impairment of intangibles	$ 3,667,000	$ 3,667,000	$ 3,400,000
Total impairment of goodwill	$ 11,872,332	$ 11,872,332